Note 11 - Nonrecourse Debt (Detail) - Nonrecourse Debt Obligations Schedule (USD $)	Jun. 30, 2012	Dec. 31, 2011
Total nonrecourse debt	$ 11,021,137	$ 11,387,495	[1]
Less current portion	(760,785)	(737,167)	[1]
Total Long-term portion	10,260,352	10,650,328	[1]
Woodstock Hills Collateral [Member]
Non Recourse Debt Note payable to Bank	1,103,654	1,234,287	[1]
Valley View Wind Farm Collateral Member
Non Recourse Debt Note payable to Bank	$ 9,917,483	$ 10,153,208	[1]

[1]	Derived from December 31, 2011 audited financial statements